10. SUPPLEMENTAL SCHEDULE OF OPERATING EXPENSES (Details) (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Notes to Financial Statements
Related Party Contractor Fees	$ 163,147	$ 170,792	$ 488,813	$ 516,691
Officer’s Salary	54,427	62,382	179,191	214,432
Directors' Fees	31,927	12,382	111,691	64,432
Independent Contractors	118,777	84,407	365,244	236,276
Commission Expense	16,945	30,300	771,862	147,975
Professional Fees	34,126	33,410	135,500	128,851
Credit Card Processing Fees	10,353	6,958	115,629	22,225
Telephone and Data Lines	9,656	12,286	26,475	47,480
Other Operating Costs	55,905	51,234	199,464	153,599
Total Operating Expenses	$ 495,263	$ 464,151	$ 2,393,869	$ 1,531,961